Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.00%
Innovator U.S. Equity Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.93 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Innovator U.S. Equity Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $794.23 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator U.S. Equity Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.56 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)